Subsequent Event (Details) (Subsequent Event [Member])	Oct. 30, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Anpulo HK Shares in exchange for the issuance of shares of Anpulo's common stock (the "Share Exchange")	122,900,000
Percentage of acquired issued and outstanding common stock	99.92%